Rule 497(e)
                                      Registration Nos. 333-143964 and 811-21944


                      FIRST TRUST EXCHANGE-TRADED FUND II

                  FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND
                                  (the "Fund")

                          SUPPLEMENT TO THE PROSPECTUS
                             DATED JANUARY 30, 2015
                                      AND
                      STATEMENT OF ADDITIONAL INFORMATION
            DATED JANUARY 30, 2015, AS SUPPLEMENTED ON APRIL 7, 2015

                            DATED DECEMBER 21, 2015


            1. Notwithstanding anything to the contrary in the Fund's prospectus or statement of additional information, the Fund's name is changed to "First Trust NASDAQ Smartphone Index Fund."

            2. Notwithstanding anything to the contrary in the Fund's prospectus or statement of additional information, any reference to "NASDAQ OMX CEA Smartphone Index(SM)" is changed to "NASDAQ CTA Smartphone Index(SM)."

            3. Notwithstanding anything to the contrary in the Fund's prospectus or statement of additional information, any reference to "Consumer Electronics Association" is changed to "Consumer Technology Association."



          PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND'S PROSPECTUS AND
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE